Loans Payable (Narrative) (Details) - USD ($)	Sep. 26, 2016	Sep. 23, 2016	Sep. 30, 2016	Dec. 31, 2015
Short-term Debt [Line Items]
Loans payable			$ 53,544
Business Loan And Security Agreement With EBF Partners, LLC [Member]
Short-term Debt [Line Items]
Proceeds from loans		$ 20,000
Daily payment towards loan repayment		$ 204
Loans repayment terms

The Company is required to repay the EBF Loan by making daily payments of $204 on each business day until the purchased amount of $28,200 is paid in full. Each payment is deducted directly from the Company’s bank accounts.

Loans interest rate		116.00%
Loans collateral description		The loan is secured by the Company’s assets and is personally guaranteed by the Company’s chief executive officer.
Loans payable			19,054
Business Loan And Security Agreement With On Deck Capital, Inc [Member]
Short-term Debt [Line Items]
Proceeds from loans	$ 35,000
Proceeds from loans after payment of loan origination fee	34,125
Daily payment towards loan repayment	190
Loan origination fee	$ 825
Loans repayment terms

The Company is required to repay the On Deck Loan by making 252 daily payments of $190 on each business day until the purchased amount of $47,951 is paid in full. Each payment is deducted directly from the Company’s bank accounts.

Loans interest rate	66.00%
Loans collateral description	The loan is secured by the Company’s assets and is personally guaranteed by the Company’s chief executive officer.
Loans payable			$ 34,490